Other Financial Liabilities (debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current debt:
Lease liabilities	$ 2,087	$ 3,639
Total current debt	34,219	35,071
Non-current debt:
Lease liabilities	8,233	9,314
Sociedad Minera El Brocal S.A.A
Current debt:
Lease liabilities	9,909	7,028
Non-current debt:
Lease liabilities	49,683	56,097
Total other financial liabilities	$ 59,592	$ 63,125	$ 394,815